Hedge Accounting - Summary of Hedge Cash flow (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	R$ (1,135,000,000)	R$ (571,000,000)	R$ (697,000,000)
Nominal Value	126,549,000,000	171,439,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	29,727,000,000	62,667,000,000
Hedge of assets transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	8,003,000,000	23,919,000,000
Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	38,013,000,000	31,855,000,000
Hedge of assets denominated in UF [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	13,221,000,000	15,227,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	71,000,000	232,000,000
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	58,126,000,000	71,159,000,000
Book value of the hedged item, Liabilities	32,927,000,000	69,111,000,000
Variation in value recognized in Other comprehensive income	(1,077,000,000)	(2,162,000,000)
Cash flow hedge reserve	(2,333,000,000)	(2,162,000,000)
Nominal Value	92,408,000,000	141,468,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(1,187,000,000)	(2,321,000,000)
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	268,000,000	1,124,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	3,105,000,000	6,444,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Liabilities	29,727,000,000	62,667,000,000
Variation in value recognized in Other comprehensive income	(1,682,000,000)	(3,227,000,000)
Cash flow hedge reserve	(2,946,000,000)	(3,227,000,000)
Nominal Value	29,727,000,000	62,667,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(1,800,000,000)	(3,377,000,000)
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of assets transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	7,866,000,000	23,490,000,000
Variation in value recognized in Other comprehensive income	136,000,000	429,000,000
Cash flow hedge reserve	136,000,000	429,000,000
Nominal Value	8,003,000,000	23,919,000,000
Variation in the amounts used to calculate hedge ineffectiveness	136,000,000	429,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	36,668,000,000	31,099,000,000
Variation in value recognized in Other comprehensive income	353,000,000	672,000,000
Cash flow hedge reserve	353,000,000	672,000,000
Nominal Value	38,013,000,000	31,855,000,000
Variation in the amounts used to calculate hedge ineffectiveness	359,000,000	670,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	274,000,000	1,124,000,000
Variation in value recognized in Other comprehensive income	6,000,000	14,000,000
Cash flow hedge reserve	6,000,000	14,000,000
Nominal Value	268,000,000	1,124,000,000
Variation in the amounts used to calculate hedge ineffectiveness	7,000,000	13,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of assets denominated in UF [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	13,247,000,000	15,227,000,000
Variation in value recognized in Other comprehensive income	26,000,000	(29,000,000)
Cash flow hedge reserve	26,000,000	(29,000,000)
Nominal Value	13,221,000,000	15,227,000,000
Variation in the amounts used to calculate hedge ineffectiveness	23,000,000	(34,000,000)
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Liabilities	3,200,000,000	6,444,000,000
Variation in value recognized in Other comprehensive income	78,000,000	(16,000,000)
Cash flow hedge reserve	86,000,000	(16,000,000)
Nominal Value	3,105,000,000	6,444,000,000
Variation in the amounts used to calculate hedge ineffectiveness	82,000,000	(17,000,000)
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	0	0
Book value of the hedged item, Liabilities	14,820,000,000	13,074,000,000
Variation in value recognized in Other comprehensive income	(7,300,000,000)	(5,507,000,000)
Nominal Value	12,550,000,000	10,561,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(7,296,000,000)	(5,503,000,000)
Foreign exchange risk [member] | Cash flow hedges [member] | Hedge of highly probable forecast transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	71,000,000	219,000,000
Variation in value recognized in Other comprehensive income	6,000,000	(5,000,000)
Cash flow hedge reserve	6,000,000	(5,000,000)
Nominal Value	71,000,000	232,000,000
Variation in the amounts used to calculate hedge ineffectiveness	R$ 6,000,000	R$ (5,000,000)